UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22558
Investment Company Act file number:

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

(855) 777-8001
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

CENTER COAST BROOKFIELD MLP FOCUS FUND
Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCK - 12.4%
Large-cap Petroleum Transportation & Storage - 0.5%
Enbridge Energy Management LLC[1]	1,144,613	$11,743,729

Midstream C-Corps - 11.9%
ONEOK, Inc.	1,312,677	91,664,235
SemGroup Corp	971,141	24,666,981
Targa Resources Corp.	3,457,352	171,104,351
Total Midstream C-Corps		287,435,567

TOTAL COMMON STOCK (Cost $184,091,523)		299,179,296

MASTER LIMITED PARTNERSHIPS - 86.9%
Diversified Midstream - 34.5%
Andeavor Logistics LP	3,054,688	129,915,881
Energy Transfer Partners LP	10,007,043	190,534,097
Enterprise Products Partners LP	7,036,544	194,701,172
MPLX LP	3,820,308	130,425,315
Wiliams Partners LP	4,613,810	187,274,548
Total Diversified Midstream		832,851,013

E&P-sponsored Gathering & Processing - 13.2%
Enlink Midstream Partners LP C	8,112,994	125,994,797
Rice Midstream Partners LP	2,883,980	49,085,340
Western Gas Partners LP	2,952,957	142,893,589
Total E&P-sponsored Gathering & Processing		317,973,726

Gathering & Processing - 4.8%
Crestwood Equity Partners LP	761,547	24,179,117
DCP Midstream LP	1,691,401	66,894,909
Summit Midstream Partners LP	1,623,249	24,998,035
Total Gathering & Processing		116,072,061

General Partner (K-1) - 0.6%
NuStar GP Holdings LLC	1,234,514	15,307,974

Large-cap Petroleum Transportation & Storage - 23.3%
Buckeye Partners LP	3,422,951	120,316,728
Enbridge Energy Partners LP	6,776,808	74,070,511
Magellan Midstream Partners LP	1,443,944	99,747,651
NuStar Energy LP2	6,307,406	142,862,746
Plains All American Pipeline LP	5,368,728	126,916,730
Total Large-cap Petroleum Transportation & Storage		563,914,366

CENTER COAST BROOKFIELD MLP FOCUS FUND
Schedule of Investments - Unaudited
June 30, 2018

	Shares	Value
Natural Gas Transportation & Storage - 8.3%
Spectra Energy Partners LP	3,411,226	120,825,625
TC PipeLines LP	3,057,468	79,341,295
Total Natural Gas Transportation & Storage		200,166,920

Other Fee-Based - 0.8%
Martin Midstream Partners LP	1,418,505	19,575,369

Small-cap Petroleum Transportation & Storage - 0.3%
USD Partners LP	709,192	7,623,814

Sponsored Petroleum Transportation & Storage - 1.1%
Phillips 66 Partners LP	512,370	26,161,612

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,524,929,119)		2,099,646,855

Total Investments - 99.3% (Cost $2,709,020,642)		$2,398,826,151
Assets in Excess of other Liabilities - 0.7%		18,619,680
TOTAL NET ASSETS - 100.0%		$2,417,445,831

Footnotes
LLC - Limited Liability Company
LP - Limited Partnership
[1] Non-income producing security.
[2] Affiliate issuer.

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. Brookfield Investment Management Inc. (the “Adviser”) oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stock	$299,179,296	$-	$-	$299,179,296
Master Limited Partnerships	2,099,646,855	-	-	2,099,646,855
Total Investments	$2,398,826,151	$-	$-	$2,398,826,151

For further information regarding security characteristics, see the Schedule of Investments.

During the period ended June 30, 2018, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b)
As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title) /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date       August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date         August 28, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date          August 28, 2018